TO OUR SHAREHOLDERS:

-------------------------------------------------------------------------------

CGM Fixed Income Fund decreased -5.1 % during the fourth quarter of 1997 compared to the Merrill Lynch Master Bond 500 Index which increased 2.9% over the same period. For the year just ended, the Fund posted a total return of 3.7% while the Merrill Lynch Master Bond Index returned 9.7%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK

One year ago, we commented on the then-near-perfect economic conditions with one reservation: we thought there was a real possibility of the economy overheating as a result of tight labor conditions. In 1997, the Federal Reserve Board did raise interest rates briefly and labor conditions did intensify, but inflation never materialized.

Today, prospects for further growth in the U.S. economy remain bright. Though the pace may slow periodically, productivity, employment and corporate profits all point to higher levels. However, events in recent months have affected our view looking forward: This fall, many currencies in Southeast Asia have collapsed. World powers are cooperating to assist those nations with suffering economies and are extending financial aid. These conditions will give rise to some economic slowing, a decline in interest rates and possibly, lower levels of inflation for the foreseeable future. As a result, inflation as a near-term problem has been deferred to a later date. Additionally, declines in the prices of many commodities, including crude oil, reinforce the low inflation outlook.

Looking ahead, Asian countries will be able to export products to the U.S. at lower prices which, inevitably, will exert downward pressure on domestic prices. At the same time, American companies will be hard pressed to sell goods to many Asian trading partners. Fortunately, the impact overall should be slight since exports amount to only about 10% of our total economy and exports to Southeast Asia are but a portion of that amount. Still, there already has been some business slowing and in some instances, earlier corporate profit forecasts have proven to be high. Individual company stock prices are falling precipitously with earnings shortfalls since stock prices are dependent on good news getting better, not worse.

The bond market has reacted positively to signs of slowdown, the Southeast Asia debacle and recent comments of the Federal Reserve Board Chairman. The long-term government bond is 5.75%, down from 7.15% last April. Current interest rate levels and recent trends generally are favorable to stock prices should corporate margins be maintained.

PORTFOLIO STRATEGY

In 1997, the taxable bond market benefited from falling interest rates which allowed corporations to refinance debt and improve their balance sheets. The best returns came to those who owned long Treasuries, high-yield securities and convertible securities. Sector selection also played a major role.

CGM Fixed Income Fund underperformed in 1997 on account of its maturity structure which was more conservative than its peer funds and the market as a whole. In addition, The Fund suffered from exposure to the technology and metals industries which came under pressure during the year. The Fund's convertible securities on average did well, though returns were clearly company-specific. Toward the end of the year, we lengthened the maturity of the Fund to more closely track anticipated near-term interest rates.

The year ahead should prove positive for taxable securities given low inflationary pressures and a continuing demand for well-managed corporate debt. Refinancings will likely command center stage early in the year as will the impact of events in Asia.

CGM Fixed Income Fund's three largest sector positions are in Real Estate Investment Trusts, media companies and transportation. In addition, the Fund is 12.5% invested in U.S. Government Securities. The Fund's three largest holdings are Vornado Realty Trust, Liberty Property Limited Partnership Trust and Moran Transportation Co.

                /s/ Robert L. Kemp

                    Robert L. Kemp
                    President

                /s/ Janice H. Saul

                    Janice H. Saul
                    Portfolio Manager

                /s/ G. Kenneth Heebner

                    G. Kenneth Heebner
                    Portfolio Manager

January 9, 1998

            COMPARISONS OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
            CGM FIXED INCOME FUND AND THE MERRILL LYNCH MASTER BOND INDEX assuming reinvestment of dividends and capital gains

                  ----------------------------------------
                        Average Annual Total Return
                  ----------------------------------------
                     1 year    5 year    Life of Fund*
                      3.7%      10.7%       10.9%
                   (March 17, 1992 - December 31, 1997)
                  ----------------------------------------
                     Past performance is no indication
                             of future results
                  ----------------------------------------

                              CGM Fixed          Merrill Lynch
                             Income Fund       Master Bond Index
               -------------------------------------------------
               3/17/92        $10,000             $10,000
               1992           $10,920             $10,970
               1993           $12,984             $12,067
               1994           $11,945             $11,729
               1995           $15,206             $13,898
               1996           $17,548             $14,399
               1997           $18,197             $15,796


CGM FIXED INCOME FUND
PORTFOLIO MANAGERS
-------------------------------------------------------------------------------

G. Kenneth Heebner has managed CGM Fixed Income Fund with Janice Saul since June 1993. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual fund portfolios at Loomis, Sayles and Company. He currently is responsible for managing CGM Fixed Income Fund's investments convertible into equity securities. In addition to co-managing CGM Fixed Income Fund, Mr. Heebner manages CGM Capital Development Fund, CGM Mutual Fund, CGM Realty Fund, CGM Focus Fund and two other mutual funds.

Janice H. Saul brings to her role as co-manager of CGM Fixed Income Fund more than a decade of investment experience. She joined Capital Growth Management in June 1993. Prior to that, she was at Loomis, Sayles and Company where she ran private accounts for nine years and managed a long-term municipal bond fund from May 1991 until May 1993. Ms. Saul was associate portfolio manager of CGM Fixed Income Fund from June through November 1993 and was named co-manager of the portfolio in December 1993. Ms. Saul is responsible for managing CGM Fixed Income Fund's debt securities and also manages CGM American Tax Free Fund.

-------------------------------------------------------------------------------
INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Total Return for Periods Ended December 31, 1997

                                     CGM FIXED         LIPPER GENERAL
                                    INCOME FUND       BOND FUND AVERAGE
                                  ---------------  -----------------------
5 Years ........................      +66.5%               +50.6%
1 Year .........................      + 3.7                + 9.9%
3 Months .......................      - 5.1                + 1.4%

The Fund's average annual total returns for the five year period ended December 31, 1997 and for the period from inception (March 17, 1992) through December 31, 1997 are 10.7% and 10.9%, respectively. The adviser has agreed to limit the Fund's total operating expenses to 0.85% of its average net assets annually through December 31, 1998. Otherwise the total return for each period would be lower.

Lipper Analytical Services, Inc. is an independent mutual fund ranking service.

The performance data contained in the report represent past performance. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES

PETER O. BROWN
NICHOLAS J. GRANT
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
JANICE H. SAUL, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED
PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                             CGM FIXED INCOME FUND
--------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 1997

BONDS, NOTES AND BILLS -- 68.1% OF TOTAL NET ASSETS

                                                                         FACE
                                                                        AMOUNT         VALUE(a)
                                                                      ----------      -----------
ENERGY -- 3.2%
   Mariner Energy, Inc., 10.50%, 8/01/06  ......................      $1,000,000      $ 1,045,000
   Mitchell Energy & Development Corp., 8.00%, 7/15/99 .........         300,000          307,065
   Mitchell Energy & Development Corp., 9.25%, 1/15/02 .........          55,000           59,761
                                                                                      -----------
                                                                                        1,411,826
                                                                                      -----------
FOREST PRODUCTS -- 2.4%
   Pope and Talbot, Inc., 8.375%, 6/01/13 ......................       1,000,000        1,057,740
                                                                                      -----------
HOUSING AND BUILDING MATERIALS -- 3.6%
   Pulte Home Corp., 10.125%, 7/15/99 ..........................       1,500,000        1,580,235
                                                                                      -----------
INSURANCE -- 4.7%
   Leucadia National Corp., 7.75%, 8/15/13 .....................       2,000,000        2,068,420
                                                                                      -----------
LEISURE -- 4.7%
   Circus Circus Enterprises, Inc., 7.625%, 7/15/13 ............       2,000,000        2,051,100
                                                                                      -----------
MEDIA -- 6.5%
   Innova Sa De, 12.875%, 4/01/07 ..............................       1,750,000        1,750,000
   TKR Cable, Inc., 10.50%, 10/30/07 ...........................       1,000,000        1,127,300
                                                                                      -----------
                                                                                        2,877,300
                                                                                      -----------
METALS & MINING -- 2.1%
   Freeport McMoran Copper, 7.50%, 11/15/06 ....................       1,065,000          905,527
                                                                                      -----------
OFFICE EQUIPMENT AND SUPPLY -- 4.4%
   Dictaphone Corp., 11.75%, 8/01/05 ...........................       2,000,000        1,920,000
                                                                                      -----------
REAL ESTATE INVESTMENT TRUSTS -- 10.3%
   Liberty Property Limited Partnership, 8.20%, 7/01/01
    (Convertible) ..............................................       1,700,000        2,333,250
   Pacific Gulf Properties, Inc., 8.375%, 2/15/01 (Convertible)        1,850,000        2,210,750
                                                                                      -----------
                                                                                        4,544,000
                                                                                      -----------
TELEPHONE -- 5.0%
   Econophone, Inc., 13.50%, 7/15/07 ...........................       1,000,000        1,130,000
   Worldcom, Inc., 7.75%, 4/01/07 ..............................       1,000,000        1,073,890
                                                                                      -----------
                                                                                        2,203,890
                                                                                      -----------
TRANSPORTATION -- 6.2%
   Moran Transportation Co., 11.75%, 7/15/04 ...................       2,000,000        2,220,000
   TFM Sa De C V, 10.25%, 6/15/07 ..............................         500,000          508,750
                                                                                      -----------
                                                                                        2,728,750
                                                                                      -----------
U.S. GOVERNMENT -- 12.5%
   United States Treasury Bills, 5.063%, 3/19/98 ...............       3,650,000        3,610,397
   United States Treasury Notes, 5.875%, 9/30/02 ...............       1,350,000        1,357,385
   United States Treasury Notes, 5.875%, 11/15/05 ..............         500,000          502,655
                                                                                      -----------
                                                                                        5,470,437
                                                                                      -----------
UTILITIES -- 2.5%
   Great Lakes Power, Inc., 9.00%, 8/01/04 .....................      $1,000,000     $  1,111,940
                                                                                      -----------
TOTAL BONDS, NOTES AND BILLS (Identified Cost $28,838,258) .....                       29,931,165
                                                                                      -----------
PREFERRED STOCKS -- 29.7%
                                                                       SHARES
                                                                      ----------
   Avalon Properties, Inc., $2.25 ..............................          61,000        1,589,813
   Conseco Financing Trust, $2.29 ..............................          82,100        2,124,337
   DLJ Capital Trust, $2.105 ...................................          40,000        1,040,000
   Duquesne Capital LP, $2.094 .................................          10,000          260,000
   Felcor Suite Hotels, Inc., $1.95 (Convertible) ..............          65,000        1,860,625
   Placer Dome, Inc., $2.156 ...................................          50,000        1,253,125
   Rouse Capital, $2.313 .......................................          59,225        1,550,955
   UDS Capital, $2.08 ..........................................          30,000          772,500
   Vornado Realty Trust, $3.25 (Convertible) ...................          39,000        2,574,000
                                                                                      -----------
TOTAL PREFERRED STOCKS (Identified Cost $12,495,125) ...........                       13,025,355
                                                                                      -----------
COMMON STOCK WARRANTS -- 0%
   Econophone, Inc. Exp. 7/15/07 (Identified Cost $0) ..........           1,000           10,000
                                                                                      -----------
                                                                         FACE
                                                                        AMOUNT
                                                                      ----------
SHORT-TERM INVESTMENT -- 0.3%
   Chevron Oil Finance Co., 6.75%, 1/02/98 (Cost $150,000) .....      $  150,000          150,000
                                                                                      -----------
TOTAL INVESTMENTS -- 98.1% (Identified Cost $41,483,383)(b) ....................       43,116,520
            Cash and Receivables ...............................................          937,620
            Liabilities ........................................................         (122,277)
                                                                                      -----------
TOTAL NET ASSETS -- 100.0% .....................................................      $43,931,863
                                                                                      ===========
(a)See Note 1A.
(b)Federal Tax Information: At December 31, 1997 the net unrealized appreciation of investments based on cost of $41,483,383 for Federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all investments in which there is
     an excess of value over tax cost ..........................................      $ 2,024,226
Aggregate gross unrealized depreciation for all investments in which there is an
    excess of tax cost over value ..............................................         (391,089)
                                                                                      -----------
Net unrealized appreciation ....................................................      $ 1,633,137
                                                                                      ===========

                 See accompanying notes to financial statements

                            CGM FIXED INCOME FUND
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS

 Investments at value (Identified  cost
    -- $41,483,383) .........................................      $43,116,520
 Cash .......................................................            4,512
 Receivable for:
  Shares of the Fund sold ........................ $  37,090
  Dividends and interest .........................   896,018           933,108
                                                   ---------       -----------
                                                                    44,054,140
                                                                   -----------
LIABILITIES
 Payable for:
  Shares of the Fund
   redeemed ...................................... $  25,669
  Distributions declared .........................    52,351           78,020
                                                   ---------
 Accrued expenses:
  Management fees ................................    11,278
  Trustees' fees .................................     6,173
  Accounting and
    Administration ...............................       875
  Other expenses .................................    25,931           44,257
                                                   ---------       -----------
                                                                       122,277
                                                                   -----------
NET ASSETS .................................................       $43,931,863
                                                                   ===========
 Net Assets consist of:
  Capital paid-in ..........................................       $44,156,831
  Undistributed net investment income ......................            43,648
  Accumulated net realized loss ............................        (1,901,753)
  Unrealized appreciation on
   investments -- net ......................................         1,633,137
                                                                   -----------
NET ASSETS .................................................       $43,931,863
                                                                   ===========
 Shares of beneficial interest outstanding, no par value....         3,908,518
                                                                   ===========
 Net asset value per share* ................................            $11.24
                                                                   ===========
*Shares of the Fund are sold and redeemed at net asset value
 ($43,931,863 / 3,908,518).

                 See accompanying notes to financial statements

                            CGM FIXED INCOME FUND
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

Year Ended December 31, 1997

INVESTMENT INCOME
 Income
  Dividends .................................................     $   949,300
  Interest ..................................................       2,379,903
                                                                  -----------
                                                                    3,329,203
                                                                  -----------
 Expenses
  Management fees ...........................................         282,615
  Trustees' fees ............................................          24,350
  Accounting and Administration .............................          10,500
  Custodian .................................................          53,000
  Transfer agent ............................................          67,100
  Audit and tax services ....................................          28,500
  Legal .....................................................          32,200
  Printing ..................................................          21,000
  Registration ..............................................          26,462
  Amortization of organization expense ......................           3,139
  Miscellaneous .............................................             788
                                                                  -----------
                                                                      549,654
Less expenses assumed by the investment adviser .............        (180,081)
                                                                  -----------
Net investment income .......................................       2,959,630
                                                                  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Realized loss on investments -- net ........................      (1,898,931)
 Unrealized appreciation -- net .............................         443,618
                                                                  -----------
 Net loss on investments ....................................      (1,455,313)
                                                                  -----------
NET INCREASE IN ASSETS FROM OPERATIONS ......................     $ 1,504,317
                                                                  ===========

                 See accompanying notes to financial statements

                            CGM FIXED INCOME FUND
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                   YEAR ENDED DECEMBER 31,
                                                              ----------------------------------
                                                                    1997              1996
                                                              ----------------  ----------------
FROM OPERATIONS
  Net investment income ....................................     $  2,959,630      $  2,360,314
  Net realized gain (loss) from investments ................       (1,898,931)        4,650,369
  Unrealized appreciation (depreciation) ...................          443,618        (1,857,988)
                                                                 ------------      ------------
    Increase in net assets from operations .................        1,504,317         5,152,695
                                                                 ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ....................................       (2,948,479)       (2,338,686)
  Net realized gain on investments .........................         --              (2,496,647)
                                                                 ------------      ------------
                                                                   (2,948,479)       (4,835,333)
                                                                 ------------      ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .............................       13,309,381        11,932,341
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income ...................        2,366,900         1,891,848
    Distributions from net realized gain ...................         --               2,175,884
                                                                 ------------      ------------
                                                                   15,676,281        16,000,073
  Cost of shares redeemed ..................................      (10,946,077)       (7,464,588)
                                                                 ------------      ------------
    Net increase in assets from capital share transactions .        4,730,204         8,535,485
                                                                 ------------      ------------
 Total increase in net assets .............................        3,286,042         8,852,847
NET ASSETS
  Beginning of period ......................................       40,645,821        31,792,974
                                                                 ------------      ------------
  End of period (including undistributed net investment
    income of $43,648 and $31,840, respectively) ...........     $ 43,931,863      $ 40,645,821
                                                                 ============      ============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...............................        1,146,799           992,699
  Issued in connection with reinvestment of:
    Dividends from net investment income ...................          205,039           157,948
    Distributions from net realized gain ...................         --                 187,576
                                                                 ------------      ------------
                                                                    1,351,838         1,338,223
    Redeemed ...............................................         (945,927)         (622,495)
                                                                 ------------      ------------
    Net change .............................................          405,911           715,728
                                                                 ============      ============

                 See accompanying notes to financial statements

                            CGM FIXED INCOME FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 YEAR ENDED DECEMBER 31,
                                           -------------------------------------------------------------------
                                               1997          1996          1995          1994          1993
                                           ------------  ------------  ------------  -----------   ------------
For a share of the Fund outstanding throughout each period:
Net asset value at the beginning of
  period ................................       $11.60        $11.41        $ 9.57        $11.17        $10.26
                                                ------        ------        ------        ------        ------
Net investment income (a) ...............         0.78          0.77          0.70          0.73          0.67
Dividends from net investment income ....        (0.78)        (0.77)        (0.70)        (0.73)        (0.67)
Net realized and unrealized gain (loss)
  on investments ........................        (0.36)         0.95          1.84         (1.60)         1.23
Distribution from net realized gain .....          --          (0.76)          --            --          (0.32)
                                                ------        ------        ------        ------        ------
Net increase (decrease) in net asset value       (0.36)         0.19          1.84         (1.60)         0.91
                                                ------        ------        ------        ------        ------
Net asset value at the end of period ....       $11.24        $11.60        $11.41        $ 9.57        $11.17
                                                ======        ======        ======        ======        ======
Total Return (%) (b) ....................          3.7          15.4          27.3          -8.0          18.9
Ratios:
Operating expenses to average net assets(%)       0.85          0.85          0.85          0.85          0.85
Operating expenses to average net assets
  before expense limitation (%) .........         1.26          1.26          1.53          1.46          2.02
Net investment income to average net
  assets (%) ............................         6.81          6.53          6.46          7.00          6.30
Portfolio turnover (%) ..................          147           149           148           129           149
Average commission rate(c) ..............      $0.0680       $0.0700           --            --            --
Net assets at end of period (in thousands)     $43,932       $40,646       $31,793       $28,672       $32,883
(a) Net of reimbursement which amounted to      $ 0.05        $ 0.05        $ 0.07        $ 0.06        $ 0.12
(b) The total return would have been lower had certain expenses not been reimbursed during the period.
(c) SEC regulations require portfolios to disclose the average commission rate paid on trades for which commissions were charged for fiscal years beginning on or after September 1, 1995.

                 See accompanying notes to financial statements

                            CGM FIXED INCOME FUND
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1997

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. The Fund commenced operations on March 17, 1992. The investment objective of the Fund is to maximize total return by investing in debt securities and preferred stock that provide current income, capital appreciation or a combination of both income and appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates.

A. SECURITY VALUATION -- Corporate debt securities are generally valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which determines valuations for normal, institutional- size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. Premium is amortized against interest income with a corresponding decrease in the cost basis. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital. The portion derived from capital gains and return of capital will result in a reduction of the Fund's dividend income and an increase in realized and unrealized gain on investments.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 1997 there were capital loss carryovers available to offset future realized gains of approximately $1,902,000 expiring in the year 2005.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. ORGANIZATION EXPENSE -- Costs incurred in 1992 in connection with the Fund's organization and registration amounting to $76,426 have been paid by the Fund. These costs were amortized over 60 months from March 17, 1992 to March 16, 1997.

2. PURCHASES AND SALES OF SECURITIES -- For the year ended December 31, 1997, purchases and sales of securities other than United States government obligations and short-term investments aggregated $59,462,531 and $52,885,386, respectively. Purchases and sales of United States government obligations aggregated $30,436,792 and $12,879,702, respectively.

3. A. MANAGEMENT FEES -- During the year ended December 31, 1997, the Fund incurred management fees of $282,615 paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.65% on the first $200 million of the Fund's average daily net assets, 0.55% of the next $300 million and 0.40% of such assets in excess of $500 million. For the year ended December 31, 1997, CGM waived a portion of its fee. See Note 4.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 1997 these expenses amounted to $10,500 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, other than registered investment companies. Each other trustee is compensated by the CGM Funds with an annual fee of $37,000 plus expenses for each meeting attended. Of this amount, the Fund is responsible for $3,000 plus an annual variable fee calculated based on the proportion of the Fund's average net assets to the aggregate average net assets of the CGM Funds, which for 1997 is $401. In addition, the Chairman of the Independent Trustees Committee receives an annual retainer of $1,000.

4. EXPENSE LIMITATION -- Until December 31, 1998, and, thereafter, until further notice to the Fund, CGM has voluntarily agreed to reduce its management fee and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 0.85% of average daily net assets. As a result of the Fund's expenses exceeding the voluntary expense limitation, CGM waived $180,081 of its management fee. The Fund incurred operating expenses of $369,573, representing 0.85% of the average daily net assets.

                            CGM FIXED INCOME FUND
-------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM Fixed Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Fixed Income Fund at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Boston, Massachusetts
February 9, 1998

CGM
FIXED INCOME
FUND

6th Annual Report
December 31, 1997

A No-Load Fund

[graphic omitted]

Investment Adviser
CAPITAL GROWTH MANAGEMENT
Limited Partnership

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:

[] Account Procedures and Status
[] Redemptions
[] Exchanges
Call 800-343-5678

[] New Account Procedures
[] Prospectuses
[] Performance
Call 800-345-4048

------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449

------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FAR97                                                        Printed in U.S.A.

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

CGM Mutual Fund declined -10.1% during the fourth quarter of 1997 while the unmanaged Standard and Poor's 500 Index and the Merrill Lynch Master Bond Index each returned 2.9% over the same period. For the year just ended, CGM Mutual Fund returned 8.2% while the S&P 500 and Merrill Lynch Master Bond indices returned 33.4% and 9.7% respectively.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
One year ago, we commented on the then-near-perfect economic conditions with one reservation: we thought there was a real possibility of the economy overheating as a result of tight labor conditions. In 1997, the Federal Reserve Board did raise interest rates briefly and labor conditions did intensify, but inflation never materialized.

Today, prospects for further growth in the U.S. economy remain bright. Though the pace may slow periodically, productivity, employment and corporate profits all point to higher levels. However, events in recent months have affected our view looking forward: This fall, many currencies in Southeast Asia have collapsed. World powers are cooperating to assist those nations with suffering economies and are extending financial aid. These conditions will give rise to some economic slowing, a decline in interest rates and possibly, lower levels of inflation for the foreseeable future. As a result, inflation as a near-term problem has been deferred to a later date. Additionally, declines in the prices of many commodities, including crude oil, reinforce the low inflation outlook.

Looking ahead, Asian countries will be able to export products to the U.S. at lower prices which, inevitably, will exert downward pressure on domestic prices. At the same time, American companies will be hard pressed to sell goods to many Asian trading partners. Fortunately, the impact overall should be slight since exports amount to only about 10% of our total economy and exports to Southeast Asia are but a portion of that amount. Still, there already has been some business slowing and in some instances, earlier corporate profit forecasts have proven to be high. Individual company stock prices are falling precipitously with earnings shortfalls since stock prices are dependent on good news getting better, not worse.

The bond market has reacted positively to signs of slowdown, the Southeast Asia debacle and recent comments of the Federal Reserve Board Chairman. The long-term government bond is 5.75%, down from 7.15% last April. Current interest rate levels and recent trends generally are favorable to stock prices should corporate margins be maintained.

PORTFOLIO STRATEGY
CGM Mutual Fund maintained approximately 25% of its assets in Treasury bills and between 10% and 13% in real estate investment trusts throughout 1997. These conservative investments produced lesser returns than did bonds and stocks in the robust environment of 1997.

Late in the year, the Asian economic problem caused sharp losses in the major technology and steel positions the Fund had established and from which it had profited early in 1997. These losses played a significant role in CGM Mutual Fund's disappointing 1997 results. In the fourth quarter, most of the technology and steel stocks were sold and proceeds were used to establish a major position in the airline industry. At year end, the Fund continued to hold 15% of its assets in real estate investment trusts in anticipation of strong returns from this sector.

CGM Mutual Fund holds approximately 26% in government and corporate bonds and the balance in stocks of companies selling at reasonable price to earnings ratios. The three largest industry positions are airlines, Real Estate Investment Trusts and money center banks. The three largest company holdings are Philip Morris Companies, Delta Air Lines, Inc. and UAL Corporation.

                                        /s/ Robert L. Kemp
                                            Robert L. Kemp
                                            President

                                        /s/ G. Kenneth Heebner
                                            G. Kenneth Heebner
                                            Portfolio Manager

January 9, 1998

COMPARISONS OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CGM MUTUAL FUND, THE UNMANAGED S&P 500, AND THE MERRILL LYNCH MASTER BOND INDEX assuming reinvestment of dividends and capital gains

            ----------------------------------
               Average Annual Total Return
            ----------------------------------
            1 Year       5 Year      10 Year
             8.2%        12.8%        13.2%
            ----------------------------------
            Past performance is no indication
                   of future results
            ----------------------------------


                                                                Merrill Lynch
Date        CGM Mutual Fund         Unmanaged S&P 500         Master Bond Index

                10000.0                  10000.0                  10000.0
1988            10370.0                  11660.0                  10800.0
1989            12559.0                  15345.0                  12334.0
1990            12698.0                  14869.0                  13456.0
1991            17891.0                  19389.0                  15596.0
1992            18981.0                  29863.0                  16781.0
1993            23120.0                  22970.0                  18459.0
1994            20877.0                  23268.0                  17942.0
1995            25951.0                  31994.0                  21261.0
1996            32101.0                  39353.0                  22027.0
1997            34733.0                  52496.0                  24162.0

CGM MUTUAL FUND
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

G. Kenneth Heebner has managed CGM Mutual Fund since 1981. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner was at Loomis, Sayles and Company where he managed the Fund, then known as Loomis-Sayles Mutual Fund. In addition to CGM Mutual Fund, Mr. Heebner currently manages CGM Capital Development Fund, CGM Realty Fund and CGM Focus Fund as well as two other mutual funds. He also co-manages CGM Fixed Income Fund with Janice Saul.

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------

Total Return for Periods Ended December 31, 1997

                                                                    CGM
                                                                MUTUAL FUND
                                                              ---------------
10 Years ...................................................      +246.8%
 5 Years ...................................................      + 82.9
 1 Year ....................................................      +  8.2
 3 Months ..................................................      - 10.1

The performance data contained in the report represent past performance. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                                           CGM MUTUAL FUND

 ----------------------------------------------------------------------------------------------------------------------------------
                                                      25 YEAR INVESTMENT RECORD
                                         DECEMBER 31, 1972 -- DECEMBER 31, 1997 (UNAUDITED)
 ----------------------------------------------------------------------------------------------------------------------------------
                                  IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1972
 ----------------------------------------------------------------------------------------------------------------------------------
                      -- AND HAD TAKEN ALL DIVIDENDS                            OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                         AND DISTRIBUTIONS IN CASH                                 GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
               -------------------------------------------------           --------------------------------------------------------
                                            During the Year
                                        You Would Have Received                                       Which Would Represent
                                  ---------------------------------                         ---------------------------------------
                                                                          The Value of                            A Cumulative
                    The Net                                               Your Origina                   l           Change
                  Asset Value        Per Share           Per Share         Investment               An              Expressed
       On           of Your        Capital Gains          Income             At Each              Annual         As An Index With
    December      Share Would      Distributions         Dividends          Year End           Total Return        December 31,
       31          Have Been            of                  of           Would Have Been            of             1972 = 100.0
 ----------------------------------------------------------------------------------------------------------------------------------
      1972          $16.20                                                                                             100.0
      1973           14.20            $ 0.42              $ 0.42             $14.99               -   7.5               92.5
      1974           10.27              --                  0.46              11.27               -  24.8               69.6
      1975           12.44              --                  0.43              14.14               +  25.5               87.3
      1976           13.96              --                  0.43              16.39               +  15.9              101.2
      1977           12.88              --                  0.52              15.72               -   4.1               97.1
      1978           12.83              --                  0.65              16.49               +   4.9              101.9
      1979           13.81              --                  0.72              18.75               +  13.7              115.9
      1980           14.85              --                  0.88              21.53               +  14.8              133.1
      1981           13.90              --                  0.97              21.55               +   0.1              133.2
      1982           18.16              --                  1.09              30.39               +  41.0              187.8
      1983           18.81              --                  1.09              33.40               +   9.9              206.4
      1984           17.01              1.86                0.95              35.50               +   6.3              219.4
      1985           21.53              --                  1.08              47.75               +  34.5              295.1
      1986           22.86              2.75                0.94              59.74               +  25.1              369.2
      1987           20.40              4.52                1.06              67.92               +  13.7              419.8
      1988           19.94              --                  1.10              70.09               +   3.2              433.2
      1989           22.34              0.95                0.93              85.30               +  21.7              527.2
      1990           21.64              --                  0.93*             86.24               +   1.1              533.0
      1991           26.80              2.64                0.97             121.51               +  40.9              751.0
      1992           26.02              1.42                0.93             128.92               +   6.1              796.8
      1993           28.88              1.93                0.86             157.02               +  21.8              970.5
      1994           25.05              --                  1.04             141.79               -   9.7              876.4
      1995           29.43              0.89                0.77             176.24               +  24.3             1089.4
      1996           31.42              4.15                0.74             218.01               +  23.7             1347.6
      1997           25.52              7.81                0.67             235.89               +   8.2             1458.1
                                      ------              ------                                  -------
       Totals                         $29.34              $20.63                                  +1358.1
 ----------------------------------------------------------------------------------------------------------------------------------
  *Includes $0.05 per share distributed from paid-in capital.
   Shares were first offered on November 5, 1929; the net asset value per share, adjusted for stock splits and dividends, was $8.33.
 ----------------------------------------------------------------------------------------------------------------------------------

 The performance data contained in this report represent past performance, which is no guarantee of future results. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                 CGM MUTUAL FUND
--------------------------------------------------------------------------------
INVESTMENTS AS OF DECEMBER 31, 1997
COMMON STOCKS -- 74.6% OF TOTAL NET ASSETS
                                                    SHARES            VALUE(a)
                                                    ------            --------
AIRLINES -- 22.6%
  AMR Corporation(b) ........................       512,000      $   65,792,000
  Continental Airlines, Inc.(b) .............       160,000           7,700,000
  Delta Air Lines, Inc. .....................       577,000          68,663,000
  UAL Corporation(b) ........................       715,000          66,137,500
  US Airways Group, Inc.(b) .................       975,000          60,937,500
                                                                 --------------
                                                                    269,230,000
                                                                 --------------

BANKS -- MONEY CENTER -- 10.4%
  Chase Manhattan Corporation ...............       561,000          61,429,500
  Citicorp ..................................       493,000          62,333,688
                                                                 --------------
                                                                    123,763,188
                                                                 --------------

BASIC MATERIALS -- 6.3%
  British Steel PLC ADR(c) ..................     1,080,000          23,152,500
  USG Corporation(b) ........................     1,050,000          51,450,000
                                                                 --------------
                                                                     74,602,500
                                                                 --------------

BEVERAGES AND TOBACCO -- 6.3%
  Philip Morris Companies, Inc. .............     1,660,000          75,218,750
                                                                 --------------

COMPUTER SOFTWARE AND SERVICES -- 4.8%
  Compaq Computer Corporation ...............     1,025,000          57,848,438
                                                                 --------------

DRUGS -- 5.1%
  Warner Lambert Company ....................       495,000          61,380,000
                                                                 --------------

REAL ESTATE INVESTMENT TRUSTS -- 15.1%
  Boston Properties, Inc. ...................     1,506,500          49,808,656
  Equity Residential Properties Trust .......     1,240,000          62,697,500
  Spieker Properties, Inc. ..................       725,000          31,084,375
  Vornado Realty Trust ......................       765,000          35,907,187
                                                                 --------------
                                                                    179,497,718
                                                                 --------------

STEEL -- 4.0%
  Pohang Iron & Steel Limited ADR (c)........     2,721,800          47,461,387
                                                                 --------------
TOTAL COMMON STOCKS (Identified Cost
  $878,537,969) .............................                       889,001,981
                                                                 --------------

                                                  FACE
                                                 AMOUNT              VALUE(a)
                                                 ------              --------
INDUSTRIAL BONDS -- 2.1%
  Stone Container Corporation,
    9.875%, 2/01/01 .........................  $ 25,000,000    $   25,062,500
                                                                 --------------

UNITED STATES TREASURY -- 23.9%
United States Treasury Bills, 5.09%, 2/12/98    144,000,000         143,129,760
United States Treasury Bills, 5.045%, 3/05/98   131,000,000         129,835,410
United States Treasury Bills, 5.166%, 4/02/98    12,000,000          11,843,640
                                                                 --------------
                                                                    284,808,810
                                                                 --------------
TOTAL BONDS AND BILLS (Identified
  Cost $310,035,843) ........................                       309,871,310
                                                                 --------------

SHORT-TERM INVESTMENT -- 0.8%
    Chevron Oil Finance Company, 6.75%, 1/02/98
      (Cost $9,380,000) .....................     9,380,000           9,380,000
                                                                 --------------

TOTAL INVESTMENTS -- 101.4% (Identified
  Cost $1,197,953,812)(d) .................................       1,208,253,291
    Cash and Receivables ..................................          39,392,569
    Liabilities ...........................................         (55,491,421)
                                                                 --------------
TOTAL NET ASSETS -- 100% ..................................      $1,192,154,439
                                                                 ==============

(a) See Note 1A.
(b) Non-income producing security.
(c) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(d) Federal Tax Information: At December 31, 1997, the net unrealized appreciation on investments based on cost of $1,199,845,813 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments
  in which there is an excess of value over tax cost ......      $   52,088,319
Aggregate gross unrealized depreciation for all investments
   in which there is an excess of tax cost over value .....         (43,680,841)
                                                                 --------------
Net unrealized appreciation ...............................      $    8,407,478
                                                                 ==============
                 See accompanying notes to financial statements

                                 CGM MUTUAL FUND
--------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

December 31, 1997

ASSETS
  Investments at value (Identified cost -- $1,197,953,812) ..     $1,208,253,291
  Cash ......................................................                243
  Receivable for:
    Securities sold ........................      $34,463,331
    Shares of the Fund sold ................          443,584
    Dividends and interest .................        4,485,411         39,392,326
                                                  -----------     --------------
                                                                   1,247,645,860
                                                                  --------------
LIABILITIES
  Payable for:
    Securities purchased                          $29,133,643
    Shares of the Fund redeemed ............        4,682,422
    Distributions declared                         20,564,817         54,380,882
                                                  -----------
  Accrued expenses:
    Management fees ........................          866,413
    Trustees' fees .........................           27,907
    Accounting and Administration ..........            7,087
    Other expenses .........................          209,132          1,110,539
                                                  -----------     --------------
                                                                      55,491,421
                                                                  --------------
NET ASSETS ..................................................     $1,192,154,439
                                                                  ==============
  Net Assets consist of:
    Capital paid-in .........................................     $1,181,544,878
    Accumulated net realized gain ...........................            310,082
    Unrealized appreciation on investments -- net ...........         10,299,479
                                                                  --------------
NET ASSETS ..................................................     $1,192,154,439
                                                                  ==============
  Shares of beneficial interest outstanding, no par value  ..         46,716,327
                                                                  ==============
  Net asset value per share* ................................             $25.52
                                                                  ==============

* Shares of the Fund are sold and redeemed at net asset value ($1,192,154,439 / 46,716,327).

                 See accompanying notes to financial statements

                                 CGM MUTUAL FUND
--------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Year Ended December 31, 1997

INVESTMENT INCOME
  Income
    Dividends (net of foreign taxes withheld $608,151) .....      $ 18,541,648
    Interest ...............................................        18,542,143
                                                                  ------------
                                                                    37,083,791
                                                                  ------------
  Expenses
    Management fees ........................................        10,642,444
    Trustees' fees .........................................           100,100
    Accounting and Administration ..........................            85,000
    Custodian ..............................................           179,800
    Transfer agent .........................................         1,401,600
    Audit and tax services .................................            30,600
    Legal ..................................................            14,400
    Printing ...............................................            85,500
    Registration ...........................................            30,475
    Miscellaneous ..........................................            11,034
                                                                  ------------
                                                                    12,580,953
                                                                  ------------
  Net investment income ....................................        24,502,838
                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Realized gain on investments -- net                            283,265,656
    Unrealized depreciation -- net .........................      (206,585,566)
                                                                  ------------
    Net gain on investments ................................        76,680,090
                                                                  ------------
NET INCREASE IN ASSETS FROM OPERATIONS .....................      $101,182,928
                                                                  ============

                 See accompanying notes to financial statements

                                 CGM MUTUAL FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
                                                                YEAR ENDED DECEMBER 31,
                                                            -----------------------------------
                                                                1997                 1996
                                                            --------------       --------------
OPERATIONS
  Net investment income ..............................      $   24,502,838       $   27,219,061
  Net realized gain from investments .................         283,265,656          145,714,784
  Unrealized appreciation (depreciation) .............        (206,585,566)          77,414,751
                                                            --------------       --------------
    Increase in net assets from operations ...........         101,182,928          250,348,596
                                                            --------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income .........................         (25,043,123)         (26,678,776)
  From net realized gain on investments ..............        (283,113,674)        (142,888,891)
                                                            --------------       --------------
                                                              (308,156,797)        (169,567,667)
                                                            --------------       --------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .......................          88,236,330           85,970,440
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income .............          22,656,786           24,156,561
    Distributions from net realized gain .............         263,206,166          131,950,732
                                                            --------------       --------------
                                                               374,099,282          242,077,733
  Cost of shares redeemed ............................        (191,493,864)        (260,774,531)
                                                            --------------       --------------
    Net increase (decrease) in assets from capital
      share transactions .............................         182,605,418          (18,696,798)
                                                            --------------       --------------
  Total increase (decrease) in net assets ............         (24,368,451)          62,084,131

NET ASSETS
  Beginning of period ................................       1,216,522,890        1,154,438,759
                                                            --------------       --------------
  End of the period (including undistributed net
    investment income of
    $0 and $540,285, respectively) ...................      $1,192,154,439       $1,216,522,890
                                                            ==============       ==============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .........................           2,627,268            2,757,585
  Issued in connection with reinvestment of:
    Dividends from net investment income .............             709,138              776,634
    Distributions from net realized gain .............          10,313,957            4,199,578
                                                            --------------       --------------
                                                                13,650,363            7,733,797
    Redeemed .........................................          (5,656,108)          (8,241,929)
                                                            --------------       --------------
    Net change .......................................           7,994,255             (508,132)
                                                            ==============       ==============

                 See accompanying notes to financial statements

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                             YEAR ENDED DECEMBER 31,
                                   ----------------------------------------------------------------------------
                                           1997            1996            1995            1994          1993
                                          ------          ------          ------          ------        ------
For a share of the Fund outstanding
  throughout each period:
Net asset value at the beginning
  of period .....................         $31.42          $29.43          $25.05          $28.88        $26.02
                                          ------          ------          ------          ------        ------
Net investment income ...........           0.66            0.75            0.73            1.09          0.92
Dividends from net investment
  income ........................          (0.67)          (0.74)          (0.77)          (1.04)        (0.86)
Net realized and unrealized gain
  (loss) on investments .........           1.92            6.13            5.31           (3.88)         4.73
Distribution from net realized
  gain ..........................          (7.81)          (4.15)          (0.89)            --          (1.81)
Distribution in excess of net
  realized gain .................            --              --              --              --          (0.12)
                                          ------          ------          ------          ------        ------
Net increase (decrease) in net
  asset value ...................          (5.90)           1.99            4.38           (3.83)         2.86
                                          ------          ------          ------          ------        ------
Net asset value at end of period          $25.52          $31.42          $29.43          $25.05        $28.88
                                          ======          ======          ======          ======        ======
Total Return (%) ................            8.2            23.7            24.3            -9.7          21.8
Ratios:
Operating expenses to average net
  assets (%) ....................           0.98            0.87            0.91            0.92          0.93
Net investment income to average
  net assets (%) ................           1.91            2.33            2.55            4.39          3.45
Portfolio turnover (%) ..........            386             192             291             173            97
Average commission rate** .......        $0.0695         $0.0695             --              --             --
Net assets at end of period (in
  thousands) ($).................      1,192,154       1,216,523       1,154,439       1,063,375       947,115

**SEC regulations require portfolios to disclose the average commission rate paid on trades for which commissions were charged for fiscal years beginning on or after September 1, 1995.

               See accompanying notes to financial statements.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1997

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other Funds whose financial statements are not presented herein. The Fund's objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund's portfolio securities, but it is not a controlling factor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short- term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may be comprised of ordinary income, capital gains, and return of capital. The portion derived from capital gains and return of capital will result in a reduction of the Fund's dividend income and an increase in realized and unrealized gain on investments.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

2. PURCHASES AND SALES OF SECURITIES -- For the year ended December 31, 1997, purchases and sales of securities other than United States government obligations and short-term investments aggregated $3,785,797,737 and $3,903,251,992, respectively. Purchases and sales of United States government obligations aggregated $1,205,597,225 and $182,035,272, respectively.

3. A. MANAGEMENT FEES -- During the year ended December 31, 1997, the Fund incurred management fees of $10,642,444, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund's average daily net assets, 0.80% of the next $500 million and 0.75% of such assets in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. The Accounting and Administration expense of $85,000 is shown separately in the financial statements.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, (other than registered investment companies). Each other trustee is compensated by the CGM Funds with an annual fee of $37,000 plus expenses for each meeting attended. Of this amount, the Fund is responsible for $3,000 plus an annual variable fee calculated based on the proportion of the Fund's average net assets to the aggregate average net assets of the CGM Funds, which for 1997 is $12,994. In addition, the Chairman of the Independent Trustees Committee receives an annual retainer of $1,500.

                                CGM MUTUAL FUND
------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM Mutual Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Mutual Fund at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts
February 9, 1998

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

BOARD OF TRUSTEES                                INVESTMENT ADVISER

PETER O. BROWN                                   CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
NICHOLAS J. GRANT                                Boston, Massachusetts 02110
G. KENNETH HEEBNER
ROBERT L. KEMP                                   TRANSFER AND DIVIDEND PAYING
ROBERT B. KITTREDGE                              AGENT AND CUSTODIAN OF ASSETS
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.                      STATE STREET BANK AND TRUST COMPANY
J. BAUR WHITTLESEY                               Boston, Massachusetts 02102

OFFICERS                                         SHAREHOLDER SERVICING AGENT
                                                 FOR STATE STREET BANK AND
ROBERT L. KEMP, President                        TRUST COMPANY
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary     BOSTON FINANCIAL DATA SERVICES, INC.
KATHLEEN S. HAUGHTON, Vice President             P.O. Box 8511
MARTHA I. MAGUIRE, Vice President                Boston, Massachusetts 02266-8511
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

CGM
MUTUAL FUND

68th Annual Report
December 31, 1997

A No-Load Fund

[graphic omitted]

Investment Adviser
CAPITAL GROWTH MANAGEMENT
Limited Partnership

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110


---------------------------------------
TELEPHONE NUMBERS

For information about:
[] Account Procedures and Status
[] Redemptions
[] Exchanges
   Call 800-343-5678

[] New Account Procedures
[] Prospectuses
[] Performance
   Call 800-345-4048
---------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
---------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MAR97                                                        Printed in U.S.A.

TO OUR SHAREHOLDERS:

-------------------------------------------------------------------------------

CGM American Tax Free Fund increased 2.6 % during the fourth quarter of 1997 compared to the Lehman Municipal Bond Index which rose 2.7% over the same period. For the year just ended, the CGM American Tax Free Fund returned 9.0% compared to the Lehman Municipal Bond Index which increased 9.2%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK

One year ago, we commented on the then-near-perfect economic conditions with one reservation: we thought there was a real possibility of the economy overheating as a result of tight labor conditions. In 1997, the Federal Reserve Board did raise interest rates briefly and labor conditions did intensify, but inflation never materialized.

Today, prospects for further growth in the U.S. economy remain bright. Though the pace may slow periodically, productivity, employment and corporate profits all point to higher levels. However, events in recent months have affected our view looking forward: This fall, many currencies in Southeast Asia have collapsed. World powers are cooperating to assist those nations with suffering economies and are extending financial aid. These conditions will give rise to some economic slowing, a decline in interest rates and possibly, lower levels of inflation for the foreseeable future. As a result, inflation as a near-term problem has been deferred to a later date. Additionally, declines in the prices of many commodities, including crude oil, reinforce the low inflation outlook.

Looking ahead, Asian countries will be able to export products to the U.S. at lower prices which, inevitably, will exert downward pressure on domestic prices. At the same time, American companies will be hard pressed to sell goods to many Asian trading partners. Fortunately, the impact overall should be slight since exports amount to only about 10% of our total economy and exports to Southeast Asia are but a portion of that amount. Still, there already has been some business slowing.

The bond market has reacted positively to signs of slowdown, the Southeast Asia debacle and recent comments of the Federal Reserve Board Chairman. The long-term government bond is 5.75%, down from 7.15% last April. Current interest rate levels and recent trends generally are favorable to stock prices should corporate margins be maintained.

PORTFOLIO STRATEGY

The municipal bond market performed well during 1997 though the stock market continued to hold a greater draw for investors. The biggest hurdles for the tax-exempt market were historically low rates, although, on a tax-adjusted basis, municipal rates were very attractive.

While CGM American Tax Free Fund's year-over-year performance was in line with the market and comparable funds, its performance was inhibited by an overly conservative maturity structure. Fearing rising inflationary pressures and higher rates, we reined the portfolio into shorter maturities but maintained a high yield on the Fund. As a result, we were unable to fully capture the capital appreciation of long bonds in a falling interest rate environment though we did capitalize on trading opportunities between sectors. During the last quarter of the year, we did selectively extend the maturity of the portfolio to better position ourselves in the at least near-term environment of stable to falling interest rates.

The year ahead will challenge the tax-exempt market given the current low yield levels and the potential for a flatter yield curve. Nonetheless, long municipal yields continue to look good relative to taxable alternatives.

CGM American Tax Free Fund's largest sectors are transportation, industrial/ pollution control, and general obligation bonds. The three largest holdings are Hodge Louisiana (Stone Container), Mobile Alabama General Obligation Bonds and Howard County Maryland Multi-family Housing (Avalon Properties).

                /s/ Robert L. Kemp

                    Robert L. Kemp
                    President

                /s/ Janice H. Saul

                    Janice H. Saul
                    Portfolio Manager

January 9, 1998

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CGM AMERICAN TAX FREE FUND AND THE LEHMAN MUNICIPAL
             BOND FUND INDEX
             assuming reinvestment of dividends and capital gains

----------------------------------------
      Average Annual Total Return
----------------------------------------
      1 year         Life of Fund*
       9.0%               5.5%
*(November 10, 1993 - December 31, 1997)
----------------------------------------
   Past performance is no indication
           of future results
----------------------------------------

              CGM American        Lehman Municipal
              Tax Free Fund           Bond Index
---------------------------------------------------
11/10/93       $10,000                  $10,000
1993           $10,290                  $10,210
1994           $ 9,446                  $ 9,679
1995           $11,147                  $11,373
1996           $11,470                  $11,873
1997           $12,503                  $12,966

CGM AMERICAN TAX FREE FUND
PORTFOLIO MANAGER
-------------------------------------------------------------------------------

Janice H. Saul joined Capital Growth Management in June 1993, and assumed management of CGM American Tax Free Fund at its inception, November 10, 1993. Ms. Saul's experience with municipal securities began in 1979 at Scudder, Stevens, and Clark. In 1983, she joined Loomis, Sayles and Company where she ran private accounts for nine years. From 1991 until May 1993, Ms. Saul managed a new long-term municipal bond fund at Loomis, Sayles and Company. Ms. Saul currently is also co-manager of CGM Fixed Income Fund.

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------

Total Return for Periods Ended December 31, 1997

                           CGM AMERICAN      LIPPER GENERAL MUNICIPAL
                          TAX FREE FUND         DEBT FUND AVERAGE
                          -------------      ------------------------
3 Years .................     +32.3%                  +31.8%
1 Year ..................     + 9.0                   + 9.1
3 Months ................     + 2.6                   + 2.8

The Fund's average annual total returns for the three year period ended December 31, 1997 and from inception (November 10, 1993) through December 31, 1997 are +9.8% and +5.5%, respectively. The adviser has agreed to absorb the Fund's total operating expenses through December 31, 1998. Otherwise, the Fund's total return for each period would have been lower.

Lipper Analytical Services, Inc. is an independent mutual fund ranking service.

The performance data contained in the report represent past performance. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                           CGM AMERICAN TAX FREE FUND
-------------------------------------------------------------------------------
BOARD OF TRUSTEES

PETER O. BROWN
NICHOLAS J. GRANT
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
JANICE H. SAUL, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                           CGM AMERICAN TAX FREE FUND
-------------------------------------------------------------------------------
INVESTMENTS AS OF DECEMBER 31, 1997
MUNICIPAL BONDS -- 96.2% OF TOTAL NET ASSETS

                                                                         FACE
                                                                        AMOUNT          VALUE(a)
                                                                      ----------      -----------
ALABAMA -- 6.3%
   Mobile Alabama, 10.875%, 11/01/07 ...........................      $  655,000      $   909,520
                                                                                      -----------
CALIFORNIA -- 7.2%
   Los Angeles Regional Airport, 6.875%, 11/15/12 ..............         500,000          553,765
   Metropolitan Water District Southern California,
     5.00%, 7/01/37 ............................................         500,000          483,295
                                                                                      -----------
                                                                                        1,037,060
                                                                                      -----------
COLORADO -- 8.5%
   Denver City & County Airport, 5.25%, 11/15/23 ...............         500,000          499,260
   E470 Public Highway Authority, 5.00%, 9/01/26 ...............         750,000          729,907
                                                                                      -----------
                                                                                        1,229,167
                                                                                      -----------
FLORIDA -- 1.9%
   Polk County Industrial Development Authority Revenue Bonds
     (IMC Fertilizer), 7.525%, 1/01/15  ........................         250,000          274,093
                                                                                      -----------
HAWAII -- 0.8%
   Honolulu City and County Mortgage Revenue, 7.80%, 7/01/24 ...         100,000          108,825
                                                                                      -----------
KENTUCKY -- 3.0%
   Kenton County Airport Revenue Bonds (Delta Airlines), 6.75%,
     2/01/02  ..................................................         400,000          431,412
                                                                                      -----------
LOUISIANA -- 7.5%
   Hodge Utility Revenue Bonds (Stone Container), 9.00%, 3/01/10       1,000,000        1,086,960
                                                                                      -----------
MARYLAND -- 5.8%
   Howard County Multifamily, Chase Glen Apartments,
       7.00%, 7/01/24 (b) ......................................         750,000          834,930
                                                                                      -----------
MASSACHUSETTS -- 11.2%
   Massachusetts Municipal Wholesale Electric, 8.75%, 7/01/18 ..         330,000          402,531
   Massachusetts Port Authority, 5.00%, 7/01/27 ................         500,000          488,680
   Massachusetts Turnpike Authority, 5.00%, 1/01/37 ............         750,000          726,255
                                                                                      -----------
                                                                                        1,617,466
                                                                                      -----------
MICHIGAN -- 2.8%
   Michigan State Housing Development, 7.05%, 10/01/12 .........         370,000          398,786
                                                                                      -----------
MONTANA -- 3.1%
   Montana State Board, 6.875%, 6/01/20 ........................         410,000          449,885
                                                                                      -----------
NEW YORK -- 19.7%
   Metro Transportation Authority, 5.125%, 7/01/22 .............         500,000          494,835
   New York General Obligation Bonds Series B, 8.25%, 6/01/05 ..         100,000          121,414
   New York General Obligation Bonds Series J, 5.50%, 2/15/26 ..         500,000          503,820
   New York State Dormitory Authority Revenue Bonds,
     4.75%, 7/01/14 ............................................         750,000          732,397
   New York State Dormitory Authority Revenue Bonds,
     5.75%, 7/01/13 ............................................         250,000          270,605
   New York State Dormitory Authority Revenue Bonds,
     5.875%, 5/15/11 ...........................................         250,000          275,220
  Port Authority New York and New Jersey Special Obligation,
     9.125%, 12/01/15 ..........................................         395,000          447,397
                                                                                      -----------
                                                                                        2,845,688
                                                                                      -----------
PENNSYLVANIA -- 3.4%
   Philadelphia Water, 5.125%, 8/01/27 .........................         500,000          492,860
                                                                                      -----------
TEXAS -- 8.9%
   Alliance Airport Authority Special Facilities Revenue Bonds
     (American Airlines Inc. Project), 7.00%, 12/01/11  ........         250,000          294,677
   Bexar County Health Facilities, 5.375%, 11/15/22 ............         500,000          505,870
   North Texas Thruway Authority, 5.00%, 1/01/20 ...............         500,000          492,130
                                                                                      -----------
                                                                                        1,292,677
                                                                                      -----------
VIRGINIA -- 6.1%
   Hopewell Industrial Development Authority (Stone Container),
     8.25%, 6/01/16 ............................................         350,000          394,247
   Fairfax County Water Authority, 5.00%, 4/01/29 ..............         500,000          489,130
                                                                                      -----------
                                                                                          883,377
                                                                                      -----------
TOTAL MUNICIPAL BONDS (Identified Cost $13,368,497) ............................       13,892,706
                                                                                      -----------
SHORT-TERM INVESTMENTS -- 2.4%
   Chevron Oil Finance Co., 6.75%, 1/02/98 (Cost $345,000) .....         345,000          345,000
                                                                                      -----------
TOTAL INVESTMENTS -- 98.6% (Identified Cost $13,713,497)(c) ....................       14,237,706
   Cash and Receivables ........................................................          255,065
   Liabilities .................................................................          (49,768)
                                                                                      -----------
TOTAL NET ASSETS -- 100.0% .....................................................      $14,443,003
                                                                                      ===========

(a)        See Note 1A.
(b) Variable or floating rate security. Rate disclosed is as of December 31,
    1997.
(c) Federal Tax Information: At December 31, 1997 the net unrealized appreciation on investments based on cost of $13,713,497 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there
      is an excess of value over tax cost ......................................      $   524,209
    Aggregate gross unrealized depreciation for all investments in which there
      is an excess of tax cost over value ......................................             --
                                                                                      -----------
    Net unrealized appreciation ................................................      $   524,209
                                                                                      ===========

                 See accompanying notes to financial statements

                           CGM AMERICAN TAX FREE FUND
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS
  Investments at value (Identified
    cost -- $13,713,497) ...................................      $14,237,706
  Cash .....................................................            3,590
  Receivable for:
    Shares of the Fund sold ..................      $  8,065
    Interest .................................       243,410          251,475
                                                    --------      -----------
                                                                   14,492,771
                                                                  -----------
LIABILITIES
  Payable for:
    Shares of the Fund
      redeemed ...............................      $  4,499
    Distributions declared ...................        19,450
    Expense advance from
      adviser ................................        25,819           49,768
                                                    --------      -----------
NET ASSETS .................................................      $14,443,003
                                                                  ===========
  Net Assets consist of:
    Capital paid-in ........................................      $14,871,716
    Undistributed net investment
      income ...............................................               63
    Accumulated net realized loss ..........................         (952,985)
    Unrealized appreciation on
      investments -- net ...................................          524,209
                                                                  -----------
NET ASSETS .................................................      $14,443,003
                                                                  ===========
  Shares of beneficial interest
    outstanding, no par value  .............................        1,489,220
                                                                  ===========
  Net asset value per share* ...............................            $9.70
                                                                  ===========

* Shares of the Fund are sold and redeemed at net asset value
  ($14,443,003 / 1,489,220).

                 See accompanying notes to financial statements

                           CGM AMERICAN TAX FREE FUND
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

Year Ended December 31, 1997

INVESTMENT INCOME
  Income
    Interest .................................................      $  806,023
                                                                    ----------
  Expenses
    Management fees ..........................................          79,103
    Trustees' fees ...........................................          22,500
    Accounting and Administration ............................           4,000
    Custodian ................................................          52,400
    Transfer agent ...........................................          23,900
    Audit and tax services ...................................          19,500
    Legal ....................................................          31,000
    Printing .................................................          15,300
    Registration .............................................          20,638
    Miscellaneous ............................................             418
                                                                    ----------
                                                                       268,759
    Less expenses assumed by the
      investment adviser .....................................        (268,759)
                                                                    ----------
    Net investment income ....................................         806,023
                                                                    ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Realized gain on investments -- net ........................         158,954
  Unrealized appreciation -- net .............................         172,076
                                                                    ----------
  Net gain on investments ....................................         331,030
                                                                    ----------
NET INCREASE IN ASSETS FROM OPERATIONS .......................      $1,137,053
                                                                    ==========

                 See accompanying notes to financial statements

                           CGM AMERICAN TAX FREE FUND
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                     YEAR ENDED DECEMBER 31,
                                                                  -----------------------------
                                                                      1997             1996
                                                                  -----------       -----------
FROM OPERATIONS
  Net investment income ....................................       $  806,023        $  712,505
  Net realized gain (loss) from investments ................          158,954          (224,953)
  Unrealized appreciation (depreciation) ...................          172,076          (149,674)
                                                                  -----------       -----------
    Increase in net assets from operations .................        1,137,053           337,878
                                                                  -----------       -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ....................................         (806,094)         (713,442)
                                                                  -----------       -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .............................        3,124,269         2,728,617
  Net asset value of shares issued in connection with
reinvestment of:
    Dividends from net investment income ...................          588,720           544,091
                                                                  -----------       -----------
                                                                    3,712,989         3,272,708
  Cost of shares redeemed ..................................       (2,030,606)       (2,322,772)
                                                                  -----------       -----------
    Net increase in assets from capital share transactions .        1,682,383           949,936
                                                                  -----------       -----------
  Total increase in net assets .............................        2,013,342           574,372
NET ASSETS
  Beginning of period ......................................       12,429,661        11,855,289
                                                                  -----------       -----------
  End of period (including undistributed net investment
    income of $63 and $134, respectively) ..................      $14,443,003       $12,429,661
                                                                  ===========       ===========
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...............................          327,534           289,359
  Issued in connection with reinvestment of:
    Dividends from net investment income ...................           61,837            57,875
                                                                  -----------       -----------
                                                                      389,371           347,234
    Redeemed ...............................................         (213,563)         (247,063)
                                                                  -----------       -----------
    Net change .............................................          175,808           100,171
                                                                  ===========       ===========

                 See accompanying notes to financial statements

                           CGM AMERICAN TAX FREE FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                              FOR THE PERIOD
                                                                                                                NOVEMBER 10,
                                                                      YEAR ENDED DECEMBER 31,                1993(c) THROUGH
                                                     -----------------------------------------------------      DECEMBER 31,
                                                      1997            1996           1995           1994          1993
                                                     ------          ------         ------         ------    ---------------
For a share of the Fund outstanding throughout
  each period:
Net asset value at the beginning of period ...       $ 9.46          $ 9.77         $ 8.83         $10.25         $10.00
                                                     ------          ------         ------         ------         ------
Net investment income (a) ....................         0.58            0.58           0.61           0.58           0.04
Dividends from net investment income .........        (0.58)          (0.58)         (0.61)         (0.58)         (0.04)
Net realized and unrealized gain (loss) on
  investments ................................         0.24           (0.31)          0.94          (1.42)          0.25
                                                     ------          ------         ------         ------         ------
Net increase (decrease) in net asset value ...         0.24           (0.31)          0.94          (1.42)          0.25
                                                     ------          ------         ------         ------         ------
Net asset value at end of period .............       $ 9.70          $ 9.46         $ 9.77         $ 8.83         $10.25
                                                     ======          ======         ======         ======         ======
Total Return (%) (b) .........................          9.0             2.9           18.0           -8.2            2.9(d)
Ratios:
Operating expenses to average net assets (%)..            0               0              0              0              0
Operating expenses to average net assets before
  waiver (%) .................................         2.04            2.14           2.59           2.42           3.59(e)
Net investment income to average net assets (%)        6.11            6.10           6.50           6.39           4.95(e)
Portfolio turnover(%) ........................          140             107            125            169              0
Net assets at end of period (in thousands) ...      $14,443         $12,430        $11,855        $10,150        $ 4,786
(a) Net of fees waived and reimbursed
    amounted to ..............................       $ 0.19          $ 0.20         $ 0.24         $ 0.22         $ 0.03
(b) The total return would have been lower had the total fees and expenses not been waived or reimbursed during the period.
(c) Commencement of operations.
(d) Not computed on an annualized basis.
(e) Computed on an annualized basis.


                 See accompanying notes to financial statements

                           CGM AMERICAN TAX FREE FUND
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1997

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. The Fund commenced operations on November 10, 1993. The primary investment objective of the Fund is to provide high current income exempt from federal income tax. The Fund's secondary investment objective is capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates.

A. SECURITY VALUATION -- Debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. Interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. Premium is amortized against interest income with a corresponding decrease in the cost basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable and tax exempt income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 1997, there were capital loss carryovers available to offset future realized gains of $728,032 expiring in the year 2002 and $224,953 expiring in 2004.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. OTHER -- The Fund has greater than 10% of its net assets at December 31, 1997 invested in Massachusetts and New York. There are certain risks arising from geographical concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

2. PURCHASES AND SALES OF SECURITIES -- For the year ended December 31, 1997, purchases and sales of securities other than United States government obligations and short-term investments aggregated $19,015,845 and $17,792,870, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the year ended December 31, 1997, the Fund incurred management fees of $79,103 payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.60% on the first $500 million of the Fund's average daily net assets, 0.55% of the next $500 million and 0.45% of such assets in excess of $1 billion. CGM waived its entire fee. See Note 4.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 1997, these expenses amounted to $4,000 and are shown separately in the financial statements as Accounting and Administration. The entire expense was waived by CGM. See Note 4.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, other than registered investment companies. Each other trustee is compensated by the CGM Funds with an annual fee of $37,000 plus expenses for each meeting attended. Of this amount, the Fund is responsible for $3,000 plus an annual variable fee calculated based on the proportion of the Fund's average net assets to the aggregate average net assets of the CGM Funds, which for 1997 is $134. In addition, the Chairman of the Independent Trustees Committee receives an annual retainer of $1,000.

4. EXPENSE LIMITATION -- Until December 31, 1998, and, thereafter, until further notice to the Fund, CGM has voluntarily agreed to waive its management fee and to assume all expenses of the Fund. For the period ended December 31, 1997, CGM waived its entire management fee of $79,103, the entire Accounting and Administration expense of $4,000 and assumed Fund expenses of $185,656.

                           CGM AMERICAN TAX FREE FUND
-------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM American Tax Free Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM American Tax Free Fund at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts
February 9, 1998

CGM
AMERICAN
TAX FREE FUND

5th Annual Report
December 31, 1997

A No-Load Fund

[graphic omitted]

Investment Adviser
CAPITAL GROWTH MANAGEMENT
Limited Partnership

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

---------------------------------
TELEPHONE NUMBERS

For information about:
[] Account Procedures and Status
[] Redemptions
[] Exchanges
   Call 800-343-5678

[] New Account Procedures
[] Prospectuses
[] Performance
   Call 800-345-4048
---------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449

---------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

AAR97                                                        Printed in U.S.A.

TO OUR SHAREHOLDERS:
-------------------------------------------------------------------------------

CGM Realty Fund increased 0.4% during the fourth quarter of 1997 compared to the National Association of Real Estate Investment Trust's (NAREIT) Equity REIT Index which increased 1.8% over the same period. For the year just ended, the Fund returned 26.7% while the NAREIT Equity REIT index increased 20.3%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK

One year ago, we commented on the then-near-perfect economic conditions with one reservation: we thought there was a real possibility of the economy overheating as a result of tight labor conditions. In 1997, the Federal Reserve Board did raise interest rates briefly and labor conditions did intensify, but inflation never materialized.

Today, prospects for further growth in the U.S. economy remain bright. Though the pace may slow periodically, productivity, employment and corporate profits all point to higher levels. However, events in recent months have affected our view looking forward: This fall, many currencies in Southeast Asia have collapsed. World powers are cooperating to assist those nations with suffering economies and are extending financial aid. These conditions will give rise to some economic slowing, a decline in interest rates and possibly, lower levels of inflation for the foreseeable future. As a result, inflation as a near-term problem has been deferred to a later date. Additionally, declines in the prices of many commodities, including crude oil, reinforce the low inflation outlook.

Looking ahead, Asian countries will be able to export products to the U.S. at lower prices which, inevitably, will exert downward pressure on domestic prices. At the same time, American companies will be hard pressed to sell goods to many Asian trading partners. Fortunately, the impact overall should be slight since exports amount to only about 10% of our total economy and exports to Southeast Asia are but a portion of that amount. Still, there already has been some business slowing and in some instances, earlier corporate profit forecasts have proven to be high. Individual company stock prices are falling precipitously with earnings shortfalls since stock prices are dependent on good news getting better, not worse.

The bond market has reacted positively to signs of slowdown, the Southeast Asia debacle and recent comments of the Federal Reserve Board Chairman. The long-term government bond is 5.75%, down from 7.15% last April. Current interest rate levels and recent trends generally are favorable to stock prices should corporate margins be maintained.

PORTFOLIO STRATEGY

CGM Realty Fund remained fully invested in Real Estate Investment Trusts in 1997, reflecting our confidence in the positive outlook for these securities. The Fund benefited from the strong performance of hotel, office and industrial REITs, which comprised most of the portfolio during the year. Hotel REITs, which constituted almost half the portfolio at the beginning of the year, were gradually cut back to make room for additional office and industrial holdings. At year-end, office and industrial holdings represented just under 72% of the portfolio.

In addition to the 71.9% position in office and industrial REITs, CGM Realty is 17.8% invested in hotel REITs and 9.4% invested in apartment REITs. The Fund's three largest holdings are Tower Realty Trust, Inc., SL Green Realty Corporation and Kilroy Realty Corporation.

          /s/ Robert L. Kemp

              Robert L. Kemp
              President

          /s/ G. Kenneth Heebner

              G. Kenneth Heebner
              Portfolio Manager

January 9, 1998

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CGM REALTY FUND AND THE UNMANAGED S&P 500 assuming reinvestment of dividends and capital gains

----------------------------------------
      Average Annual Total Return
----------------------------------------
      1 year         Life of Fund*
       26.7%             24.1%
        *(5/13/94 - 12/31/97)
----------------------------------------
   Past performance is no indication
           of future results
----------------------------------------

                CGM                    Unmanaged
              Realty Fund               S&P 500
---------------------------------------------------
 5/13/94       $10,000                  $10,000
12/31/94       $10,020                  $10,130
12/31/95       $12,004                  $13,929
12/31/96       $17,298                  $17,132
12/31/97       $21,916                  $22,855

CGM REALTY FUND
PORTFOLIO MANAGER

--------------------------------------------------------------------------------

G. Kenneth Heebner has managed CGM Realty Fund since its inception on May 13, 1994. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual funds at Loomis, Sayles and Company. In addition to CGM Realty Fund, he currently manages CGM Capital Development Fund, CGM Mutual Fund and CGM Focus Fund, and two other mutual funds. He also co-manages CGM Fixed Income Fund with Janice Saul.

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------

Total Return for Periods Ended December 31, 1997

                                        THE FUND'S
                          CGM         AVERAGE ANNUAL    NAREIT EQUITY
                      REALTY FUND      TOTAL RETURN       REIT INDEX
                      -----------     --------------    -------------
3 Years .............   +118.7%           +29.8%           +23.3%*
1 Year ..............   + 26.7            +26.7            +20.3
3 Months ............   +  0.4              --             + 1.8

The Fund's average annual total return since inception (May 13, 1994) through December 31, 1997 is +24.1%. The adviser limited the Fund's total operating expenses to 1.00% of its average net assets through December 31, 1997. Otherwise, the Fund's total return for each period would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

*Annualized

                                CGM REALTY FUND
-------------------------------------------------------------------------------
BOARD OF TRUSTEES

PETER O. BROWN
NICHOLAS J. GRANT
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                CGM REALTY FUND
-------------------------------------------------------------------------------
INVESTMENTS AS OF DECEMBER 31, 1997

REAL ESTATE INVESTMENT TRUSTS -- 99.1% OF TOTAL NET ASSETS
                                                                        SHARES          VALUE(a)
                                                                       --------      ------------
APARTMENTS -- 9.4%
   Apartment Investment & Management Company ..................         685,500      $ 25,192,125
   Home Properties New York, Inc. .............................         772,000        20,988,750
                                                                                     ------------
                                                                                       46,180,875
                                                                                     ------------
HOTELS -- 17.8%
   American General Hospitality ...............................         920,000        24,610,000
   Boykin Lodging Company .....................................         943,000        24,930,563
   Patriot American Hospitality ...............................         413,000        11,899,562
   Starwood Lodging Trust .....................................         446,000        25,812,250
                                                                                     ------------
                                                                                       87,252,375
                                                                                     ------------
OFFICE & INDUSTRIAL -- 71.9%
   Bedford Property Investments, Inc. .........................       1,153,000        25,221,875
   Boston Properties, Inc. ....................................         745,000        24,631,563
   Brandywine Realty Trust ....................................         989,700        24,866,213
   Equity Office Properties Trust .............................         116,000         3,661,250
   Kilroy Realty Corporation ..................................         908,500        26,119,375
   Liberty Property Trust .....................................         897,000        25,620,562
   MGI Properties .............................................         260,000         6,240,000
   Pacific Gulf Properties, Inc. ..............................         651,400        15,470,750
   Parkway Properties, Inc. ...................................         702,000        24,087,375
   Prentiss Properties Trust ..................................         688,000        19,221,000
   Prime Group Realty Trust ...................................       1,217,500        24,654,375
   Reckson Associates Realty Corporation ......................         162,300         4,118,362
   SL Green Realty Corporation ................................       1,320,000        34,237,500
   Spieker Properties, Inc. ...................................         590,000        25,296,250
   Tower Realty Trust, Inc. ...................................       1,741,000        42,872,125
   Vornado Realty Trust .......................................         544,300        25,548,081
                                                                                     ------------
                                                                                      351,866,656
                                                                                     ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified Cost $441,231,710) ............       485,299,906
                                                                                     ------------
                                                                       FACE
                                                                      AMOUNT           VALUE(a)
SHORT-TERM INVESTMENT -- 1.3%                                        ----------      ------------
    Chevron Oil Finance Company, 6.75%, 1/02/98 (Cost $6,275,000) .  $6,275,000      $  6,275,000
                                                                                     ------------
TOTAL INVESTMENTS -- 100.4% (Identified Cost $447,506,710)(b) .................       491,574,906
   Cash, receivables and other assets .........................................         9,605,457
   Liabilities ................................................................       (11,731,392)
                                                                                     ------------
TOTAL NET ASSETS -- 100% ......................................................      $489,448,971
                                                                                     ============

(a) See Note 1A.
(b) Federal Tax Information: At December 31, 1997 the net unrealized appreciation on investments based on cost of $447,515,279 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there
       is an excess of value over tax cost ....................................      $ 48,511,956
Aggregate gross unrealized depreciation for all investments in which there is an
       excess of tax cost over value ..........................................        (4,452,329)
                                                                                     ------------
Net unrealized appreciation ...................................................      $ 44,059,627
                                                                                     ============

                 See accompanying notes to financial statements

                                CGM REALTY FUND
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS
 Investments at value (Identified
  cost -- $447,506,710) ..................................      $491,574,906
 Cash ....................................................               858
 Receivable for:
  Securities sold ..............................$  734,732
  Shares of the Fund sold ...................... 3,933,435
  Dividends and interest ....................... 4,917,359         9,585,526
                                                ----------
 Unamortized organizational expenses .....................            19,073
                                                                ------------
                                                                 501,180,363
                                                                ------------
LIABILITIES
 Payable for:
  Securities purchased .........................$2,264,133
  Shares of the Fund
   redeemed .................................... 1,151,111
  Distributions declared ....................... 7,906,978        11,322,222
                                                ----------
 Accrued expenses:
  Management fees ..............................   324,603
  Trustees' fees ...............................     4,646
  Accounting and
   Administration ..............................     2,000
  Other expenses ...............................    77,921           409,170
                                                ----------      ------------
                                                                  11,731,392
                                                                ------------
NET ASSETS ...............................................      $489,448,971
                                                                ============
 Net Assets consist of:
  Capital paid-in ........................................      $445,389,344
  Accumulated net realized loss ..........................            (8,569)
  Unrealized appreciation on
   investments -- net ....................................        44,068,196
                                                                ------------
NET ASSETS ...............................................      $489,448,971
                                                                ============
 Shares of beneficial interest
  outstanding, no par value  .............................        31,380,704
                                                                ============
 Net asset value per share* ..............................            $15.60
                                                                ============
* Shares of the Fund are sold and redeemed at net asset value
  ($489,448,971 / 31,380,704).

                 See accompanying notes to financial statements

                                CGM REALTY FUND
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

Year Ended December 31, 1997

INVESTMENT INCOME
 Income
  Dividends .................................................... $  18,604,743
  Interest .....................................................       152,654
                                                                 -------------
                                                                    18,757,397
                                                                 -------------
 Expenses
  Management fees ..............................................     2,906,862
  Trustees' fees ...............................................        27,265
  Accounting and Administration ................................        24,000
  Custodian ....................................................        94,900
  Transfer agent ...............................................       391,000
  Audit and tax services .......................................        22,250
  Legal ........................................................        44,000
  Printing .....................................................        44,800
  Registration .................................................        80,307
  Amortization of organizational expense .......................        14,038
  Line of credit commitment fee ................................        10,082
  Miscellaneous ................................................         2,454
                                                                 -------------
                                                                     3,661,958
 Less expenses assumed by the investment adviser ...............      (242,121)
                                                                 -------------
 Net investment income .........................................    15,337,560
                                                                 -------------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS
  Realized gain on investments -- net ..........................    56,525,787
  Unrealized appreciation -- net ...............................     9,136,478
                                                                 -------------
  Net gain on investments ......................................    65,662,265
                                                                 -------------
NET INCREASE IN ASSETS FROM OPERATIONS ......................... $  80,999,825
                                                                 =============

                 See accompanying notes to financial statements

                                CGM REALTY FUNDS
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                         YEAR ENDED
                                                                        DECEMBER 31,
                                                               --------------------------------
                                                                    1997               1996
                                                               -------------       ------------
FROM OPERATIONS
  Net investment income ..................................     $  15,337,560       $  4,199,394
  Net realized gain from investments .....................        56,525,787          5,829,586
  Unrealized appreciation ................................         9,136,478         28,466,645
                                                               -------------       ------------
    Increase in net assets from operations ...............        80,999,825         38,495,625
                                                               -------------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..................................       (15,347,351)        (4,209,203)
  Net realized gain on investments .......................       (56,478,540)        (4,289,171)
  Tax return of capital ..................................          (959,745)         --
  In excess of net investment income .....................         --                  (978,678)
                                                               -------------       ------------
                                                                 (72,785,636)        (9,477,052)
                                                               -------------       ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ...........................       386,218,359        109,581,079
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income .................        12,925,041          3,469,327
    Distributions from net realized gain .................        49,450,035          3,608,689
    Distributions from tax return of capital .............           758,662          --
    Distributions in excess of net investment income .....         --                   802,054
                                                               -------------       ------------
                                                                 449,352,097        117,461,149
  Cost of shares redeemed ................................      (129,844,349)       (32,447,080)
                                                               -------------       ------------
    Net increase in assets from capital share transactions       319,507,748         85,014,069
                                                               -------------       ------------
  Total increase in net assets ...........................       327,721,937        114,032,642
NET ASSETS
  Beginning of period ....................................       161,727,034         47,694,392
                                                               -------------       ------------
  End of period ..........................................     $ 489,448,971       $161,727,034
                                                               =============       ============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .............................        24,655,430          8,792,108
  Issued in connection with reinvestment of:
    Dividends from net investment income .................           814,265            272,920
    Distributions from net realized gain .................         3,169,874            248,876
    Distributions from tax return of capital .............            50,920          --
    Distributions in excess of net investment income .....         --                    65,285
                                                               -------------       ------------
                                                                  28,690,489          9,379,189
    Redeemed .............................................        (8,465,532)        (2,602,008)
                                                               -------------       ------------
    Net change ...........................................        20,224,957          6,777,181
                                                               =============       ============

                         See accompanying notes to financial statements

                                CGM REALTY FUNDS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                                                                 FOR THE PERIOD
                                                                                                                 MAY 13, 1994(c)
                                                                      YEAR ENDED             YEAR ENDED              THROUGH
                                                     1997          DECEMBER 31, 1996      DECEMBER 31, 1995     DECEMBER 31, 1994
                                                    ------         -----------------      -----------------     -----------------
For a share of the Fund outstanding throughout
  each period:
Net asset value at the beginning of period ...      $14.50             $10.89                 $ 9.71                 $10.00
                                                    ------             ------                 ------                 ------
Net investment income(a) .....................        0.64               0.52                   0.54                   0.31
Dividends from net investment income .........       (0.64)             (0.52)                 (0.54)                 (0.23)
Distributions from net realized gain .........       (2.03)             (0.41)                   --                     --
Distributions from tax return of capital  ....       (0.04)               --                   (0.14)                 (0.08)
Distributions in excess of net investment
  income .....................................         --               (0.12)                   --                     --
Net realized and unrealized gain (loss) on
  investments ................................        3.17               4.14                   1.32                  (0.29)
                                                    ------             ------                 ------                 ------
Net increase (decrease) in net asset value ...        1.10               3.61                   1.18                  (0.29)
                                                    ------             ------                 ------                 ------
Net asset value at end of period .............      $15.60             $14.50                 $10.89                 $ 9.71
                                                    ======             ======                 ======                 ======
Total Return (%) (b) .........................        26.7               44.1                   19.8                    0.2(d)
Ratios:
Operating expenses to average net assets (%) .        1.00               1.00                   1.00                   1.00(e)
Operating expenses to average net assets
  before expense limitation (%) ..............        1.07               1.25                   1.68                   2.00(e)
Net income to average net assets (%) .........        4.48               4.97                   5.51                   7.40(e)
Portfolio turnover (%) .......................         128                 57                     85                     47(e)
Average commission rate (f) ..................    $ 0.0684           $ 0.0660                   --                      --
Net assets at end of period (in thousands) ...    $489,449           $161,727                $47,694                $34,277
(a) Net of reimbursement which amounted to ...      $ 0.01             $ 0.02                 $ 0.07                 $ 0.04
(b)  The total return would have been lower had certain expenses not been reduced during the period.
(c)  Commencement of operations.
(d)  Not computed on an annualized basis.
(e)  Computed on an annualized basis.
(f)  SEC regulations require portfolios to disclose the average commission rate paid on trades for which commissions were charged for fiscal years beginning on or after September 1, 1995.

                                       See accompanying notes to financial statements

                                CGM REALTY FUNDS
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1997

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund's investment objective is to earn above-average income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital. The portion derived from capital gains and return of capital will result in a reduction of the Fund's dividend income and an increase in realized and unrealized gain on investments.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. ORGANIZATION EXPENSE -- Costs incurred in 1994 in connection with the Fund's organization and registration amounting to $70,186 have been paid by the Fund. These costs are being amortized over 60 months beginning May 13, 1994.

2. PURCHASES AND SALE OF SECURITIES -- For the year ended December 31, 1997, purchases and sales of securities other than United States government obligations and short-term investments aggregated $696,091,626 and $435,053,666, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the year ended December 31, 1997, the Fund incurred management fees of $2,906,862, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund's average daily net assets and 0.75% on amounts in excess of $500 million. CGM waived a portion of its fee. See Note 4.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 1997 these expenses amounted to $24,000 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, (other than registered investment companies). Each other trustee is compensated by the CGM Funds with an annual fee of $37,000 plus expenses for each meeting attended. Of this amount, the Fund is responsible for $3,000 plus an annual variable fee calculated based on the proportion of the Fund's average net assets to the aggregate average net assets of the CGM Funds, which for 1997 is $935. In addition, the Chairman of the Independent Trustees Committee receives an annual retainer of $1,000.

4. EXPENSE LIMITATION -- Until December 31, 1997 CGM voluntarily agreed to reduce its management fee in order to limit the Fund's expenses to an annual rate of 1.00% of average daily net assets. As a result of the Fund's expenses exceeding the voluntary expense limitation, CGM waived $242,121 of its management fee. The Fund incurred operating expenses of $3,419,837, representing 1.00% of the average daily net assets.

5. LINE OF CREDIT -- Effective June 30, 1997, the Fund has a $20,000,000 committed unsecured line of credit with its custodian bank. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.10% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the period ended December 31, 1997.

                                CGM REALTY FUND
-------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM Realty Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Realty Fund at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Boston, Massachusetts
February 9, 1998

CGM
REALTY FUND

4th Annual Report
December 31, 1997

A No-Load Fund

[graphic omitted]

Investment Adviser
CAPITAL GROWTH MANAGEMENT
Limited Partnership

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

---------------------------------
TELEPHONE NUMBERS

For information about:
[] Account Procedures and Status
[] Redemptions
[] Exchanges
   Call 800-343-5678

[] New Account Procedures
[] Prospectuses
[] Performance
   Call 800-345-4048

---------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
---------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RAR97                                                        Printed in U.S.A.

TO OUR SHAREHOLDERS:
-------------------------------------------------------------------------------

CGM Focus Fund declined -14.7% during the fourth quarter of 1997 while the unmanaged Standard and Poor's Index returned 2.9% over the same period. Since the Fund's inception September 3, 1997, CGM Focus Fund has returned -6.2%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
Though we basked in near-perfect economic conditions one year ago, we thought there was a real possibility of the economy overheating as a result of tight labor conditions. In 1997, the Federal Reserve Board did raise interest rates briefly and labor conditions did intensify, but inflation never materialized.

Today, prospects for further growth in the U.S. economy remain bright. Though the pace may slow periodically, productivity, employment and corporate profits all point to higher levels. However, events in recent months have affected our view looking forward: This fall, many currencies in Southeast Asia have collapsed. World powers are cooperating to assist those nations with suffering economies and are extending financial aid. These conditions will give rise to some economic slowing, a decline in interest rates and possibly, lower levels of inflation for the foreseeable future. As a result, inflation as a near-term problem has been deferred to a later date. Additionally, declines in the prices of many commodities, including crude oil, reinforce the low inflation outlook.

Looking ahead, Asian countries will be able to export products to the U.S. at lower prices which, inevitably, will exert downward pressure on domestic prices. At the same time, American companies will be hard pressed to sell goods to many Asian trading partners. Fortunately, the impact overall should be slight since exports amount to only about 10% of our total economy and exports to Southeast Asia are but a portion of that amount. Still, there already has been some business slowing and in some instances, earlier corporate profit forecasts have proven to be high. Individual company stock prices are falling precipitously with earnings shortfalls since stock prices are dependent on good news getting better, not worse.

The bond market has reacted positively to signs of slowdown, the Southeast Asia debacle and recent comments of the Federal Reserve Board Chairman.

The long-term government bond is 5.75%, down from 7.15% last April. Current interest rate levels and recent trends generally are favorable to stock prices should corporate margins be maintained.

PORTFOLIO STRATEGY
CGM Focus Fund was fully invested from inception through year-end in anticipation of continued moderate growth and low inflation. Major positions were established in oil service and technology stocks. Economic problems in Asia and the sharp drop in oil and gas prices caused both of these groups to decline sharply in price and stocks were sold at substantial losses during the fourth quarter accounting for much of the Fund's disappointing performance. A major investment was established in the airline industry in anticipation of very strong earnings for this industry.

CGM Focus Fund's three largest industry positions are in airlines, basic materials and computer software and services. The Fund's three largest holdings are USG Corporation, Amerin Corporation and Delta Air Lines, Inc.

                /s/ Robert L. Kemp

                    Robert L. Kemp
                    President

                /s/ G. Kenneth Heebner

                    G. Kenneth Heebner
                    Portfolio Manager

January 9, 1998

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------
CGM FOCUS FUND PORTFOLIO MANAGER
-------------------------------------------------------------------------------

G. Kenneth Heebner has managed CGM Focus Fund since its inception on September 3, 1997. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual funds at Loomis, Sayles and Company. In addition to CGM Focus Fund, he currently manages CGM Capital Development Fund, CGM Mutual Fund, CGM Realty Fund and two other mutual funds. He also co-manages CGM Fixed Income Fund with Janice Saul.

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------

Total Return for Period Ended December 31, 1997
                                                                  CGM FOCUS
                                                                    FUND
                                                                  ----------
3 Months ................................................          -14.7%

The Fund's total return since inception (September 3, 1997) through December 31, 1997 is -6.2%. The adviser has agreed to limit the Fund's total operating expenses to 1.20% of its average net assets through December 31, 1998. Otherwise, the Fund's total return since inception and three-month period ended December 31, 1997 would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------
BOARD OF TRUSTEES

PETER O. BROWN
NICHOLAS J. GRANT
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------
INVESTMENTS AS OF DECEMBER 31, 1997

COMMON STOCKS -- 99.1% OF TOTAL NET ASSETS

                                                                        SHARES         VALUE(a)
                                                                      ----------     ------------
AIRLINES -- 26.1%
   AMR Corporation(b) ..........................................          42,000     $  5,397,000
   Alaska Air Group, Inc.(b) ...................................         117,000        4,533,750
   Continental Airlines, Inc.(b) ...............................         107,000        5,149,375
   Delta Air Lines, Inc. .......................................          47,000        5,593,000
   UAL Corporation(b) ..........................................          54,800        5,069,000
                                                                                     ------------
                                                                                       25,742,125
                                                                                     ------------
BANKS -- MONEY CENTER -- 9.7%
   Chase Manhattan Corporation .................................          47,500        5,201,250
   Citicorp ....................................................          35,000        4,425,312
                                                                                     ------------
                                                                                        9,626,562
                                                                                     ------------
BASIC MATERIALS -- 21.9%
   USG Corporation(b)(c) .......................................         441,000       21,609,000
                                                                                     ------------
BUSINESS SERVICES -- 5.0%
   D.R. Horton, Inc. ...........................................         285,000        4,951,875
                                                                                     ------------
COMPUTER SOFTWARE AND SERVICES -- 10.3%
   Compaq Computer Corporation .................................          94,000        5,305,125
   Dell Computer Corporation(b) ................................          58,000        4,872,000
                                                                                     ------------
                                                                                       10,177,125
                                                                                     ------------
FINANCIAL SERVICES -- 1.5%
   Firstplus Financial Group, Inc.(b) ..........................          40,000        1,535,000
                                                                                     ------------
FREIGHT TRANSPORTATION -- 5.1%
   Airborne Freight Corporation ................................          82,000        5,094,250
                                                                                     ------------
HOUSING AND BUILDING MATERIALS -- 5.4%
   Centex Construction Products, Inc. ..........................          61,000        3,839,188
   Lennar Corporation ..........................................          70,000        1,509,375
                                                                                     ------------
                                                                                        5,348,563
                                                                                     ------------
INSURANCE -- 5.7%
   Amerin Corporation(b) .......................................         200,000        5,600,000
                                                                                     ------------
MACHINERY -- 3.2%
   Navistar International Corporation, Inc.(b) .................         126,000        3,126,375
                                                                                      -----------
RETAIL -- 5.2%
   Brylane, Inc.(b) ............................................         103,800        5,112,150
                                                                                     ------------
TOTAL COMMON STOCKS (Identified Cost $96,260,649) ..............................       97,923,025
                                                                                     ------------
                                                                          FACE
SHORT-TERM INVESTMENT -- 1.0%                                            AMOUNT

   Chevron Oil Finance Company, 6.75% 1/02/98 (Cost $1,000,000)       $1,000,000        1,000,000
                                                                     -----------

TOTAL INVESTMENTS -- 100.1% (Identified Cost $97,260,649)(d) ...................       98,923,025
   Cash, receivables and other assets ..........................................        5,870,931
   Liabilities .................................................................       (6,007,959)
                                                                                     ------------
TOTAL NET ASSETS -- 100.0% .....................................................      $98,785,997
                                                                                     ------------

SECURITY SOLD SHORT                                                    SHARES

      Oracle Systems Corporation (Proceeds $3,399,267) .........         150,000     $  3,346,875
                                                                                     ============

(a) See Note 1A.
(b) Non-income producing security.
(c) A portion of this security has been segregated as collateral in connection with short sale investments (See Note 1F).
(d) Federal Tax Information: At December 31, 1997 the net unrealized appreciation on investments based on cost of $99,233,482 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there is
       an excess of value over tax cost ........................................     $  3,629,133
    Aggregate gross unrealized depreciation for all investments in which there
      is an excess of tax cost over value ......................................       (3,939,590)
                                                                                     ------------
    Net unrealized depreciation ................................................     $   (310,457)
                                                                                     ============

                        See accompanying notes to financial statements


                                 CGM FOCUS FUND
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS
 Investments at value (Identified
  cost -- $97,260,649) .......................................................      $ 98,923,025
 Cash ........................................................................             3,911
 Restricted cash .............................................................         3,399,267
 Receivable for:
  Securities sold ............................................      $1,102,451
  Shares of the Fund sold                                            1,272,872
  Dividends and interest......................................           7,628         2,382,951
                                                                    ----------
 Unamortized organizational expenses .........................................            84,802
                                                                                    ------------
                                                                                     104,793,956
                                                                                    ------------
LIABILITIES
 Securities sold short at current market value (Proceeds $3,399,267) .........         3,346,875
 Payable for:
  Securities purchased .......................................      $1,497,500
  Shares of the Fund redeemed ................................       1,063,361         2,560,861
                                                                    ----------
 Accrued expenses:
  Management fee .............................................      $   50,861
  Trustees' fees .............................................           6,500
  Other expenses .............................................          42,862           100,223
                                                                    ----------      ------------
                                                                                       6,007,959
                                                                                    ------------
NET ASSETS ...................................................................      $ 98,785,997
                                                                                    ============
 Net Assets consist of:
  Capital paid-in ............................................................      $112,066,324
  Accumulated net realized loss ..............................................       (14,995,095)
  Unrealized appreciation on investments -- net ..............................         1,714,768
                                                                                    ------------
NET ASSETS ...................................................................      $ 98,785,997
                                                                                    ============
 Shares of beneficial interest outstanding, no par value .....................        10,534,770
                                                                                    ============
 Net asset value per share* ..................................................             $9.38
                                                                                           =====

*Shares of the Fund are sold and redeemed at net asset value ($98,785,997 / 10,534,770).

                 See accompanying notes to financial statements

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

Period Ended December 31, 1997*

INVESTMENT INCOME
 Income
  Dividends ..............................................      $     37,386
  Interest ...............................................            45,380
                                                                ------------
                                                                      82,766
                                                                ------------
 Expenses
  Management fees ........................................           223,679
  Trustees' fees .........................................             6,950
  Custodian ..............................................            20,800
  Transfer agent .........................................            61,000
  Audit and tax services .................................            14,750
  Legal ..................................................            12,300
  Printing ...............................................             4,300
  Registration ...........................................            11,560
  Amortization of organization expense ...................             5,969
  Line of credit commitment fee ..........................             2,089
  Miscellaneous ..........................................               426
                                                                ------------
                                                                     363,823
 Less expenses assumed by the investment adviser .........           (95,408)
                                                                ------------
 Net investment loss .....................................          (185,649)
                                                                ------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Realized loss on investments -- net .....................       (14,995,095)
 Unrealized appreciation -- net ..........................         1,714,768
                                                                ------------
 Net loss on investments .................................       (13,280,327)
                                                                ------------
NET DECREASE IN ASSETS FROM
 OPERATIONS ..............................................      $(13,465,976)
                                                                ============

*Commencement of operations September 3, 1997.

                 See accompanying notes to financial statements

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE PERIOD
                                                            SEPTEMBER 3, 1997*
                                                                 THROUGH
                                                            DECEMBER 31, 1997
                                                            -----------------
FROM OPERATIONS
  Net investment loss .....................................  $    (185,649)
  Net realized loss from investments ......................    (14,995,095)
  Unrealized appreciation .................................      1,714,768
                                                             -------------
    Decrease in net assets from operations ................    (13,465,976)
                                                             -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ............................    124,907,984
  Cost of shares redeemed .................................    (12,656,011)
                                                             -------------
    Increase in net assets derived from capital share
      transactions ........................................    112,251,973
                                                             -------------
  Total increase in net assets ............................     98,785,997

NET ASSETS
  Beginning of period .....................................       --
                                                             ------------
  End of period ...........................................  $  98,785,997
                                                             =============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ..............................     11,858,670
  Redeemed ................................................     (1,323,900)
                                                             -------------
  Net change ..............................................     10,534,770
                                                             =============

*Commencement of operations.

                 See accompanying notes to financial statements

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                             FOR THE PERIOD
                                                           SEPTEMBER 3, 1997(c)
                                                                 THROUGH
                                                            DECEMBER 31, 1997
                                                            ------------------
For a share of the Fund outstanding throughout the period:
Net asset value at the beginning of period ...............      $10.00
                                                                ------
Net investment loss (a)(f) ...............................       (0.02)
Net realized and unrealized loss on investments ..........       (0.60)
                                                                ------
Net decrease in net asset value ..........................       (0.62)
                                                                ------
Net asset value at end of period .........................      $ 9.38
                                                                ======
Total Return (%) (b) .....................................       -6.20(d)
Ratios:
Operating expenses to average net assets (%) .............        1.20(e)
Operating expenses to average net assets before expense
  limitation (%) .........................................        1.63(e)
Net loss to average net assets (%) .......................       -0.83(e)
Portfolio turnover (%) ...................................         330(e)
Average commission rate ..................................     $0.0677
Net assets at end of period (in thousands) ...............     $98,786
(a) Net of reimbursement which amounted to ...............      $ 0.01
(b) The total return would have been lower had certain expenses not been reduced during the period.
(c) Commencement of operations.
(d) Not computed on an annualized basis.
(e) Computed on an annualized basis.
(f) Per share net investment loss does not reflect the period's reclassification of permanent differences between book and tax basis net investment loss. See note 1D.

                 See accompanying notes to financial statements

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1997

1. The Fund is a non-diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. The Fund commenced operations on September 3, 1997. The Fund's investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a core position of equity securities. In addition, should the investment outlook of the Fund's investment manager so warrant, the Fund may engage in a variety of investment techniques designed to capitalize on declines in the price of specific equity securities of one or more companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 1997 there were capital loss carryovers available to offset future realized gains of approximately $13,022,000 expiring in the year 2005.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. ORGANIZATION EXPENSE -- Costs incurred in 1997 in connection with the Fund's organization and registration amounting to $90,771 have been paid by the Fund. These costs are being amortized over 60 months beginning September 3, 1997.

F. SHORT SALES -- The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. At December 31, 1997 the market value of securities and cash segregated to cover short positions was $4,410,000 and $3,399,267, respectively. Securities sold short at December 31, 1997 and their related market values are set forth in the schedule of investments.

2. PURCHASES AND SALES OF SECURITIES -- For the year ended December 31, 1997, purchases and sales of securities other than United States government obligations and short-term investments aggregated $196,326,261 and $85,070,517, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the year ended December 31, 1997, the Fund incurred management fees of $223,679, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.90% on amounts in excess of $1 billion. CGM waived a portion of its fee. See
        Note 4.

    B. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, (other than registered investment companies). Each other trustee is compensated by the CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, the Fund was responsible for $1,000.

4. EXPENSE LIMITATION -- Until December 31, 1998 and, thereafter, until further notice to the Fund, CGM has voluntarily agreed to reduce its management fee and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 1.20% of average daily net assets. As a result of the Fund's expenses exceeding the voluntary expense limitation, CGM waived $95,408 of its management fee. The Fund incurred operating expenses of $268,415, representing 1.20% of the average daily net assets.

5. LINE OF CREDIT -- Effective December 1, 1997, the Fund has a $20,000,000 committed, secured line of credit with its custodian bank. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.125% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the period ended December 31, 1997.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM Focus Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Focus Fund at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the period September 3, 1997 (commencement of operations) to December 31, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities owned at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts
February 9, 1998

CGM
FOCUS FUND

1st Annual Report
December 31, 1997

A No-Load Fund

[graphic omitted]

Investment Adviser
CAPITAL GROWTH MANAGEMENT
Limited Partnership

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

---------------------------------
TELEPHONE NUMBERS

For information about:
[] Account Procedures and Status
[] Redemptions
[] Exchanges
   Call 800-343-5678

[] New Account Procedures
[] Prospectuses
[] Performance
   Call 800-345-4048

---------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
---------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FFAR97                                                       Printed in U.S.A.